Basis of Preparation and Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Company's Corporates Structure
These consolidated financial statements include the financial statement of
Em
bra
er
S.A. and
subsidiaries
listed below:

			Interest (%)
Entity			2023	2022	Country	Core activities
Direct controlled
ELEB Equipamentos Ltda.			100%	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.			100%	100%	USA	Concentrates corporate activities in the USA
Embraer Aviation International - EAI			100%	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.			100%	100%	Brazil	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda.			100%	100%	Brazil	No operations
Embraer Netherlands B.V.			100%	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V.			100%	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd.			100%	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL			100%	100%	Spain	Concentrates corporate activities abroad
Fundo de Investimento em Participações Embraer Ventures			100%	100%	Brazil	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Yaborã Indústria Aeronáutica S.A.			100%	100%	Brazil	No operations
Indirect controlled
Airholding S.A.			100%	100%	Portugal	Coordinates investments in subsidiaries in Portugal
Atech - Negócios em Tecnologias S.A.			100%	100%	Brazil	Development and control, communications, computer and intelligence services
ECC Insurance & Financial Company Limited	(iv	)	—	100%	Cayman Islands	Covers financial guarantees offered in aircraft sale structuring
ECC Investment Switzerland AG			100%	100%	Switzerland	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd.			100%	100%	China	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC			100%	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC			100%	100%	USA	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd.			100%	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Aviation Europe	(i	)	—	100%	France	Concentrates corporate activities abroad, specifically Europe
Embraer Business Innovation Center, Inc.			100%	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V.	(v	)	51%	—	Netherlands	Pilot, mechanic and crew training
Embraer CAE Training Services (UK) Limited	(v	)	51%	—	United Kingdon	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC			51%	51%	USA	Pilot, mechanic and crew training
Embraer Defense and Security, Inc.			100%	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc.			100%	100%	USA	Engineering services related to aircraft research and development
Embraer Europe SARL	(i	)	—	100%	France	Commercial representation of the Company in Europe, Africa and the Middle East
Embraer Executive Aircraft, Inc.			100%	100%	USA	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC			100%	100%	USA	After sale support and aircraft maintenance
Embraer Finance Ltd.			100%	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Portugal S.A.			100%	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Eve Holding, Inc. (“Eve Holding”)			89.4%	89.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda.			89.4%	89.7%	Brazil	Eve subsidiary with operations in Brazil.
Eve UAM, LLC.			89.4%	89.7%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.
EZS Informática S.A.	(ii	)	76.6%	61%	Brazil	Retail trade of computer products, maintenance, repair and related services
ID IT Tecnologia da Informação Ltda.	(iii	)	—	61%	Brazil	Development and licensing of customizable computer programs, information technology consulting, data processing, application service providers and internet hosting services
OGMA - Indústria Aeronáutica de Portugal S.A.			65%	65%	Portugal	Aviation maintenance and production
Tempest Security Intelligence Limited	(ii	)	76.6%	61%	UK	Retail trade of computer products, maintenance, repair and related services
Tempest Serviços de Informática S.A. (“Tempest”)	(ii	)	76.6%	61%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V.			51%	51%	Netherlands	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A.			51%	51%	Brazil	Supply and development of satellite solutions
Joint operations
EZ Air Interior Limited			50%	50%	Ireland	Fabrication of interiors for commercial aircraft
The main changes that occurred during 2023 are:

(i)	Embraer Aviation International merged the entities Embraer Aviation Europe and E mbra er Europe SARL.

(ii)
Embraer Defesa e Segurança Participações S.A. has partially exercised its put options and acquired an additional ownership interest in Tempest Serviços de Informática S.A. (“Tempest”). Therefore, the Company’s interest in Tempest increased to 76.6% (2022: 61%). As a result of this transaction, the Company’s ownership interest also increased in Tempest’s subsidiaries: EZS Informática S.A. and Tempest Security Inteligence Limited.

(iii)
The corporate name of the entity ID IT Tecnologia da Informação Ltda. was changed to AllowMe Tecnologias Ltda, a company sold on November 1, 2023. For additional information on this sale, see Note 1.1.6.

(iv)	ECC Insurance & Financial Company Limited was closed on November 30, 2023.

(v)	Embraer CAE Training Services (NL) B.V. was incorporated in June 2023 and Embraer CAE Training Services (U.K.) Limited, in September 2023. Both, still without operation.

Schedule Of Depreciation Is Calculated By The Straight Line Method Based On The Asset Estimated Useful Life
Depreciation is calculated by the straight-line method based on the asset’s estimated useful life, as shown below:

Class of assets	Estimated useful life

Buildings and land improvements	30 to 60 years
Facilities	10 to 50 years
Machinery and equipment	10 to 35 years
Furniture and fixtures	5 to 30 years
Vehicles	5 to 10 years
Aircraft	4 to 20 years
Computers and peripherals	2 to 10 years
Tooling	10 to 25 years
Exchange pool program	8 to 30 years